Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO($)(1)		Compensation Actually Paid to PEO($)(3)		Average Summary Compensation Table Total for Non-PEO NEOs(4)($) (f)	Average Compensation Actually Paid to Non-PEO NEOs(5)($) (g)	Value of Initial Fixed $100 Investment Based On:(6)		Net Income (loss)(7)($) (j)
	Ms. Powell(2) (b)	Ms. Jurich (c)	Ms. Powell (d)	Ms. Jurich (e)			Total Shareholder Return($) (h)	Peer Group Total Shareholder Return($) (i)
2022	8,840,158	—	7,095,785	—	4,466,331	1,928,957	174	237	173,377,000
2021	8,886,753	9,088,801	7,416,257	(5,630,059)	4,428,242	(2,905,641)	248	250	(79,423,000)
2020	—	5,202,993	—	38,530,760	3,578,839	18,091,399	502	334	(173,394,000)

Named Executive Officers, Footnote [Text Block]			The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Powell and Ms. Jurich, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. Jurich served as our Chief Executive Officer in 2020 and in 2021 until August 31, 2021, when Ms. Powell commenced service as our Chief Executive Officer.
Peer Group Issuers, Footnote [Text Block]			(6) Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends (if applicable) for the measurement period, assuming dividend (if applicable) reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group used for this purpose is the Invesco Solar ETF (ticker symbol: TAN) (the "PvP Peer Group") and the Total Shareholder Return is calculated using the methodology described herein.
PEO Total Compensation Amount			$ 4,466,331	$ 4,428,242	$ 3,578,839
Adjustment To PEO Compensation, Footnote [Text Block]	The amount for Ms. Powell in 2021 includes $230,736 of her compensation for her service as a non-employee member of the Board prior to becoming a PEO.(3)The dollar amounts reported in columns (d) and (e) represent the amount of CAP for Ms. Powell and Ms. Jurich, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total reported compensation for each year to determine the CAP:

Average for PEO	2022		2021		2020
PEO	Ms. Powell	Ms. Jurich	Ms. Powell	Ms. Jurich	Ms. Powell	Ms. Jurich
Summary Compensation Table ("SCT") Derived Total for PEO (columns (b) and (c), as applicable)	8,840,158	—	8,886,753	9,088,801	—	5,202,993
Deduct: aggregate change in actuarial present value of pension benefits	—	—	—	—	—	—
Add: service cost of pension benefits	—	—	—	—	—	—
Add: prior service cost of pension benefits	—	—	—	—	—	—
Deduct: SCT “Stock Awards” column value	3,743,992	—	4,575,981	5,999,973	—	2,212,254
Deduct: SCT “Option Awards” column value	2,499,811	—	2,000,403	2,000,119	—	1,275,782
Add: year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	5,142,324	—	5,099,331	3,808,596	—	18,363,635
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(1,169,682)	—	—	(8,298,444)	—	11,352,376
Add: vesting date fair value of equity awards granted and vested in the covered year	561,804	—	—	1,284,158	—	950,433
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(35,016)	—	6,556	(3,513,078)	—	6,149,359
Deduct: fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—	—
Add: dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—	—	—	—
Add: excess fair value for equity award modifications	—	—	—	—	—
Compensation Actually Paid to PEO (columns (d) and (e), as applicable)	7,095,785	—	7,416,257	(5,630,059)	—	38,530,760
The following table summarizes our equity compensation plan information as of December 31, 2022.

Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights (a)		Weighted Average Exercise Price of Outstanding Options(5) ($) (b)	Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a)) (c)
Equity compensation plans approved by stockholders(1)	7,277,517	(3)	14.22	36,562,420
Equity compensation plans not approved by stockholders(2)	2,481,675	(4)	27.02	12,115,754
Total	9,759,192			48,678,174
(1)    Includes the following plans: 2008 Equity Incentive Plan, Mainstream Energy Corporation (“MEC”) 2009 Stock Plan, 2013 Equity Incentive Plan, 2014 Equity Incentive Plan, 2015 Equity Incentive Plan ("2015 Plan"), and the 2015 Employee Stock Purchase Plan ("ESPP"). Our 2015 Plan provides that on January 1st of each fiscal year commencing in 2016 and ending on (and including) January 1, 2025, the number of shares authorized for issuance under the 2015 Plan is automatically increased by a number equal to the lesser of (i) 10,000,000 shares; (ii) 4% of the outstanding shares of our common stock as of the last day of the immediately preceding fiscal year, or; (iii) such other amount as our board of directors may determine. Number of securities remaining available for future issuance under our 2015 Plan is 22,326,863, including 8,327,026 shares from the 2015 Plan that automatically increased on January 1, 2022 pursuant to the foregoing provision. Our ESPP provides that on January 1st of each fiscal year commencing in 2016 and ending on (and including) January 1, 2035, the number of shares authorized for issuance under the ESPP is automatically increased by a number equal to the lesser of (i) 5,000,000 shares; (ii) 2% of the outstanding shares of our common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as our board of directors may determine. Number of securities remaining available for future issuance under our ESPP is 14,235,557, including 4,163,513 shares from the ESPP that automatically increased on January 1, 2022 pursuant to the foregoing provision and shares subject to purchase during the current purchase period.
(2)    Includes the following plans which have been assumed by us in connection with our acquisition of Vivint Solar: the V Solar Holdings, Inc. 2013 Omnibus Incentive Plan and the Sunrun-VSI 2014 Equity Incentive Plan (“2014 Plan”). The 2014 Plan provides that, on the first day of each fiscal year commencing in 2015 and ending in the fiscal year of the 2014 Plan’s termination in 2024, the number of shares authorized for issuance under the 2014 Plan is automatically increased by a number equal to the lesser of (i) 8,800,000 shares (or 4,840,000 shares, adjusted for the exchange ratio used to convert Vivint Solar stock awards into Sunrun stock awards in connection with the acquisition (the “exchange ratio”)); (ii) 4% of the total number of Vivint Solar shares outstanding on the last day of the immediately preceding fiscal year (which will equal the number of Vivint Solar shares outstanding immediately prior to the consummation of the acquisition, adjusted for the exchange ratio), or (iii) such other amount as our board of directors may determine. Number of securities remaining available for future issuance under the 2014 Plan includes 2,778,899 shares from the 2014 Plan that automatically increased on January 1, 2022 pursuant to the foregoing provision. The material features of the 2014 Plan are set forth under Note 17 of the notes to the consolidated financial statements contained in our Annual Report on Form 10-K for the year ended December 31, 2022.
(3)    This number includes 2,818,916 shares subject to RSUs or PSUs. Total Value Generated PSUs and Net Subscriber Value PSUs are included at 100% of the awards granted and no shares will be issued until the specified performance targets have been met.
(4)    This number includes 1,723,257 shares subject to RSUs or PSUs. Total Value Generated PSUs and Net Subscriber Value PSUs are included at 100% of the awards granted and no shares will be issued until the specified performance targets have been met.
(5)    Weighted average exercise price relates solely to outstanding stock option shares, as shares subject to RSUs or PSUs have no exercise price.

Non-PEO NEO Average Total Compensation Amount			$ 4,466,331	4,428,242	3,578,839
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,928,957	(2,905,641)	18,091,399
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The following were our Non-PEO NEOs in 2022: Edward Fenster, Paul Dickson, Tom vonReichbauer (who ceased to serve as Chief Financial Officer and an executive officer of the Company as of May 30, 2022), and Danny Abajian (who commenced service as our Chief Financial Officer and an executive officer of the Company on May 30, 2022), and Jeanna Steele. The following were our Non-PEO NEOs in 2021: Edward Fenster, Tom vonReichbauer, Chris Dawson, and Jeanna Steele. The following were our Non-PEO NEOs in 2020: Edward Fenster, David Bywater, Bob Komin (who ceased to serve as our Chief Financial Officer and an executive officer of the Company as of May 11, 2020), Tom vonReichbauer (who commenced service as our Chief Financial Officer and an executive officer of the Company on May 11, 2020), and Chris Dawson.(5)The dollar amounts reported in column (g) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note 3:

Average for Non-PEOs NEOs	2022	2021	2020
Summary Compensation Table ("SCT") Derived Total for Non-PEO NEOs (f)	4,466,331	4,428,242	3,578,839
Deduct: aggregate change in actuarial present value of pension benefits	—	—	—
Add: service cost of pension benefits	—	—	—
Add: prior service cost of pension benefits	—	—	—
Deduct: SCT “Stock Awards” column value	2,169,903	2,355,219	1,618,223
Deduct: SCT “Option Awards” column value	1,394,991	1,293,790	1,248,575
Add: year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	3,047,130	1,412,372	7,895,798
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(667,844)	(2,850,558)	5,594,119
Add: vesting date fair value of equity awards granted and vested in the covered year	436,746	333,490	544,946
Add / Deduct: year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(307,054)	(2,580,179)	3,344,494
Deduct: fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Add: dollar value of dividends/earnings paid on equity awards in the covered year	—	—	—
Subtract: Forfeited awards during covered fiscal year	(1,481,457)	—	—
Add: excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to Non-PEO NEOs (g)	1,928,957	(2,905,641)	18,091,399
(6)    Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends (if applicable) for the measurement period, assuming dividend (if applicable) reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The peer group used for this purpose is the Invesco Solar ETF (ticker symbol: TAN) (the "PvP Peer Group") and the Total Shareholder Return is calculated using the methodology described herein.
(7)    The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount			$ 174	248	502
Peer Group Total Shareholder Return Amount			237	250	334
Net Income (Loss)			$ 173,377,000	(79,423,000)	(173,394,000)
Compensation PEO Amount, Compensation For Service as Non-Employee Board				230,736
Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights, Approved by Stockholders			7,277,517
Weighted Average Exercise Price of Outstanding Options, Approved by Stockholders			$ 14.22
Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans, Approved by Stockholders			36,562,420
Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights, Not Approved by Stockholders			2,481,675
Weighted Average Exercise Price of Outstanding Options, Not Approved by Stockholders			$ 27.02
Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans, Not Approved by Stockholders			12,115,754
Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights			9,759,192
Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans			48,678,174
Ms Powell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 8,840,158	8,886,753	0
PEO Actually Paid Compensation Amount			7,095,785	7,416,257	0
PEO Name	Ms. Powell
Ms Jurich [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	9,088,801	5,202,993
PEO Actually Paid Compensation Amount			0	$ (5,630,059)	$ 38,530,760
PEO Name		Ms. Jurich		Ms. Jurich	Ms. Jurich
PEO [Member] | Ms Powell [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,743,992	$ 4,575,981	$ 0
PEO [Member] | Ms Powell [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,499,811	2,000,403	0
PEO [Member] | Ms Powell [Member] | Fair Value of Equity Awards Granted Covered Year Outstanding and Unvested as Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,142,324	5,099,331	0
PEO [Member] | Ms Powell [Member] | Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested as Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,169,682)	0	0
PEO [Member] | Ms Powell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			561,804	0	0
PEO [Member] | Ms Powell [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(35,016)	6,556	0
PEO [Member] | Ms Jurich [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	5,999,973	2,212,254
PEO [Member] | Ms Jurich [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	2,000,119	1,275,782
PEO [Member] | Ms Jurich [Member] | Fair Value of Equity Awards Granted Covered Year Outstanding and Unvested as Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	3,808,596	18,363,635
PEO [Member] | Ms Jurich [Member] | Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested as Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(8,298,444)	11,352,376
PEO [Member] | Ms Jurich [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,284,158	950,433
PEO [Member] | Ms Jurich [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(3,513,078)	6,149,359
Non-PEO NEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,169,903	2,355,219	1,618,223
Non-PEO NEO [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,394,991	1,293,790	1,248,575
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted Covered Year Outstanding and Unvested as Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,047,130	1,412,372	7,895,798
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Prior Years Outstanding and Unvested as Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(667,844)	(2,850,558)	5,594,119
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			436,746	333,490	544,946
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(307,054)	(2,580,179)	3,344,494
Non-PEO NEO [Member] | Forfeited Awards During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,481,457)	$ 0	$ 0